Content Assets - Schedule of Amortization Expense for Licensed Content Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Licensed Content Assets [Line Items]
Content assets, expected amortization, year one	$ 92,183
Content assets, expected amortization, year two	32,319
Content assets, expected amortization, year three	18,087
Licensed content
Licensed Content Assets [Line Items]
Content assets, expected amortization, year one	64,866
Content assets, expected amortization, year two	15,849
Content assets, expected amortization, year three	7,255
Produced content
Licensed Content Assets [Line Items]
Content assets, expected amortization, year one	27,317
Content assets, expected amortization, year two	16,470
Content assets, expected amortization, year three	$ 10,832